Business Segments and Enterprise-Wide Information (Schedule Of Contributions By Major Customers) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Walgreen Co [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue contributed by major customers	16.00%	16.00%	13.70%
Wal-Mart Stores Inc [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue contributed by major customers	16.00%	17.50%	19.60%
Kroger Company [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue contributed by major customers	10.70%	11.20%	10.60%